Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of quantitative information about significant unobservable inputs
The following tables present the Company’s financial instruments carried at fair value on a recurring basis as of December 31, 2021 and 2020, on the consolidated balance sheets by the valuation hierarchy, as previously described:

Fair Value at December 31, 2021

(In Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Residential whole loans, at fair value	$—	$1,082,765	$4,222,584	$5,305,349
Securities, at fair value	—	256,685	—	256,685
Total assets carried at fair value	$—	$1,339,450	$4,222,584	$5,562,034
Liabilities:
Agreements with non-mark-to-market collateral provisions	$—	$—	$628,280	$628,280
Agreements with mark-to-market collateral provisions	—	—	1,322,362	1,322,362
Securitized debt	—	1,316,131	—	1,316,131
Total liabilities carried at fair value	$—	$1,316,131	$1,950,642	$3,266,773

Fair Value at December 31, 2020

(In Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Residential whole loans, at fair value	$—	$—	$1,216,902	$1,216,902
Securities, at fair value	—	399,999	—	399,999
Total assets carried at fair value	$—	$399,999	$1,216,902	$1,616,901
Liabilities:
Agreements with non-mark-to-market collateral provisions	$—	$—	$1,159,213	$1,159,213
Agreements with mark-to-market collateral provisions	—	213,915	1,124,162	1,338,077
Securitized debt	—	869,482	—	869,482
Total liabilities carried at fair value	$—	$1,083,397	$2,283,375	$3,366,772
The following tables present a summary of quantitative information about the significant unobservable inputs used in the fair value measurement of the Company’s residential whole loans held at fair value for which it has utilized Level 3 inputs to determine fair value as of December 31, 2021 and 2020:

	December 31, 2021
(Dollars in Thousands)	Fair Value (1)	Valuation Technique	Unobservable Input	Weighted Average (2)	Range

Purchased Non-Performing Loans	$720,766	Discounted cash flow	Discount rate	3.6%	1.5-9.8%
			Prepayment rate	14.4%	0.0-44.0%
			Default rate	3.9%	0.0-50.8%
			Loss severity	11.7%	0.0-100.0%

	$351,008	Liquidation model	Discount rate	8.0%	6.7-50.0%
			Annual change in home prices	9.7%	4.5-21.9%
			Liquidation timeline (in years)	1.7	0.1-4.5
			Current value of underlying properties (3)	$770	$10-$3,995
Total	$1,071,774

	December 31, 2020
(Dollars in Thousands)	Fair Value (1)	Valuation Technique	Unobservable Input	Weighted Average (2)	Range

Purchased Non-Performing Loans	$789,576	Discounted cash flow	Discount rate	3.9%	3.3-8.0%
			Prepayment rate	4.8%	0.0-9.9%
			Default rate	3.8%	0.0-18.9%
			Loss severity	12.7%	0.0-100.0%

	$427,061	Liquidation model	Discount rate	8.1%	6.7-50.0%
			Annual change in home prices	3.6%	0.0-6.5%
			Liquidation timeline (in years)	1.8	0.8-4.8
			Current value of underlying properties (3)	$729	$12-$4,500
Total	$1,216,637

(1)Excludes approximately $496,000 and $265,000 of loans for which management considers the purchase price continues to reflect the fair value of such loans at December 31, 2021 and 2020, respectively.
(2)Amounts are weighted based on the fair value of the underlying loan.
(3)The simple average value of the properties underlying residential whole loans held at fair value valued via a liquidation model was approximately $421,000 and $380,000 as of December 31, 2021 and 2020, respectively.

	December 31, 2021
(Dollars in Thousands)	Fair Value	Valuation Technique	Unobservable Input	Weighted Average (1)	Range

Purchased Performing Loans	$3,143,928	Discounted cash flow	Discount rate	3.9%	1.4-25.9%
			Prepayment rate	19.0%	0.0-47.2%
			Default rate	0.2%	0.0-17.8%
			Loss severity	8.4%	0.0-10.0%

	$7,948	Liquidation model	Discount rate	7.0%	7.0-7.0%
			Annual change in home prices	6.5%	0.0-14.8%
			Liquidation timeline (in years)	2.0	0.8-4.2
			Current value of underlying properties	$691	$60-$1,750
Total	$3,151,876

(1)Amounts are weighted based on the fair value of the underlying loan.

Schedule of significant unobservable inputs used in fair value measurement
The following table presents additional information for the years ended December 31, 2021 and 2020 about the Company’s Residential whole loans, at fair value, which are classified as Level 3 and measured at fair value on a recurring basis:

	Residential Whole Loans, at Fair Value
	For the Year Ended December 31,
(In Thousands)	2021	2020
Balance at beginning of period	$1,216,902	$1,381,583
Purchases and originations	4,367,423	—
Draws	53,599	—
Changes in fair value recorded in Net gain on residential whole loans measured at fair value through earnings	16,243	17,204
Repayments	(295,790)	(92,733)
Sales and repurchases	(2,023)	(18,530)
Transfer to REO	(51,005)	(70,622)
Transfer to Level 2 (1)	(1,082,765)	—
Balance at end of period	$4,222,584	$1,216,902

(1)The Company determined that the market inputs used in valuing its Agency eligible investor loans were sufficiently observable to be classified as Level 2 in the current reporting period. $654.7 million of these loans were valued based on the observable prices of the related securitized debt.

The following table presents additional information for the year ended December 31, 2021 about the Company’s financing agreements with non-mark-to-market collateral provisions, which are classified as Level 3 and measured at fair value on a recurring basis:

	Agreements with Non-mark-to-market Collateral Provisions
	Year Ended December 31,
(In Thousands)	2021	2020
Balance at beginning of period	$1,159,213	$—
Transfer from Level 2	—	2,036,597
Issuances	—	—
Payment of principal	(529,874)	(879,698)
Change in unrealized (gains)/losses	(1,059)	2,314
Balance at end of period	$628,280	$1,159,213

The following table presents additional information for the year ended December 31, 2021 about the Company’s financing agreements with mark-to-market collateral provisions, which are classified as Level 3 and measured at fair value on a recurring basis:

	Agreements with Mark-to-market Collateral Provisions
	Year Ended December 31,
(In Thousands)	2021	2020
Balance at beginning of period	$1,124,162	$—
Transfer from Level 2	—	1,386,592
Issuances	1,275,265	258,322
Payment of principal	(1,077,065)	(520,752)
Balance at end of period	$1,322,362	$1,124,162

Schedule of carrying value and fair value of financial instruments
The following table presents the carrying values and estimated fair values of the Company’s financial instruments at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2021		December 31, 2020
	Level in Fair Value Hierarchy	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
(In Thousands)
Financial Assets:
Residential whole loans	3	$6,830,235	$6,983,686	$5,325,401	$5,499,303
Residential whole loans	2	1,082,765	1,082,765	—	—
Securities, at fair value	2	256,685	256,685	399,999	399,999
Cash and cash equivalents	1	304,696	304,696	814,354	814,354
Restricted cash	1	99,751	99,751	7,165	7,165
Financial Liabilities (1):
Financing agreements with non-mark-to-market collateral provisions	3	939,540	940,257	1,159,213	1,159,213
Financing agreements with mark-to-market collateral provisions	3	2,403,151	2,403,724	1,124,162	1,124,162
Financing agreements with mark-to-market collateral provisions	2	159,148	159,148	213,915	213,915
Securitized debt (2)	2	2,650,473	2,646,203	1,514,509	1,519,567
Convertible senior notes	2	226,470	239,292	225,177	228,287
Senior notes (3)	1	—	—	100,000	100,031

(1)Carrying value of securitized debt, Convertible Senior Notes, Senior Notes and certain repurchase agreements is net of associated debt issuance costs.
(2)Includes Securitized debt that is carried at amortized cost basis and fair value.
(3)On January 6, 2021, the Company redeemed all of its outstanding Senior Notes (see Note 6).